Concentration Risks - Schedule of Major Distributors (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Schedule of Major Distributors [Line Items]
Total revenue	$ 13,433,507		$ 20,313,818		$ 16,688,364
Total purchase	12,047,198		17,898,659		13,129,699
Customer A [Member]
Schedule of Major Distributors [Line Items]
Total revenue	1,410,707			[1]	2,581,838
Customer B [Member]
Schedule of Major Distributors [Line Items]
Total revenue		[1]		[1]	2,002,134
Customer C [Member]
Schedule of Major Distributors [Line Items]
Total revenue		[1]	2,343,203
Customer D [Member]
Schedule of Major Distributors [Line Items]
Total revenue	1,619,061
Supplier A [Member]
Schedule of Major Distributors [Line Items]
Total purchase	3,312,503		2,455,561		2,794,019
Supplier B [Member]
Schedule of Major Distributors [Line Items]
Total purchase		[2]	2,234,603			[2]
Supplier C [Member]
Schedule of Major Distributors [Line Items]
Total purchase		[2]	2,021,643			[2]
Supplier D [Member]
Schedule of Major Distributors [Line Items]
Total purchase	$ 1,635,448			[2]		[2]

[1]	The revenue of this customer is not over 10% of total revenue of the Company.
[2]	The purchase from this supplier is not over 10% of total purchase of the Company.